Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Geographic Location
Disaggregation of Revenues
The Company’s primary sources of revenue are from one revenue stream, product sales of manufactured parts. The Company is also presenting a disaggregation of revenue by geographical region (based on the external customer’s location) for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Revenues
Americas	$6,786	$4,669	$12,825	$8,170
Europe	383	67	553	138
Asia Pacific	106	131	159	355

Total	$7,275	$4,867	$13,537	$8,663

The Company’s primary sources of revenue are from one revenue stream, product sales of manufactured parts. The Company is also presenting a disaggregation of revenue by geographical region (based on the external customer’s location) for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Revenues
Americas	$18,947,044	$12,946,158
Europe	499,294	476,087
Asia Pacific	565,726	544,006

Total	$20,012,064	$13,966,251